Long-term debt (Tables)	3 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2017	2016
Lampung facility:
Export credit tranche	$135,148	$138,868
FSRU tranche	34,296	35,340
Gallant facility:
Commercial tranche	127,852	130,222
Export credit tranche	35,750	36,667
Grace facility:
Commercial tranche	153,750	—
Export credit tranche	33,000	—
Outstanding principal	519,796	341,097
Lampung facility unamortized debt issuance cost	(8,882)	(9,357)
Gallant facility unamortized fair value of debt assumed	818	908
Grace facility unamortized fair value of debt assumed	2,050	—
Total debt	513,782	332,648
Less: Current portion of long-term debt	(45,458)	(32,208)
Long-term debt	$468,324	$300,440